Summary of Significant Accounting Policies - Revenue by Geographic Areas (Q3) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Total revenues	$ 50,884,000	$ 46,505,000	$ 138,969,000	$ 117,470,000	$ 161,790,762	$ 144,231,479	$ 101,402,007
U.S. revenues
Disaggregation of Revenue [Line Items]
Total revenues	50,884,000	34,877,000	138,969,000	91,275,000	130,373,022	132,076,823	100,670,847
Foreign revenues
Disaggregation of Revenue [Line Items]
Total revenues	$ 0	$ 11,628,000	$ 0	$ 26,195,000	$ 31,417,740	$ 12,154,656	$ 731,160